RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended				6 Months Ended	1 Months Ended
	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 03, 2013	Feb. 04, 2013	Dec. 03, 2013 Royalty Agreement [Member]	Feb. 04, 2013 Royalty Agreement [Member]	Dec. 03, 2013 Facility Agreement [Member]	Feb. 04, 2013 Facility Agreement [Member]	Jun. 30, 2014 Eclat Pharmaceuticals [Member]	Mar. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Jun. 30, 2014 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]
Secured Debt													$ 12,000,000
Warrants Issued During Period Warrants New Issues												3,300,000
Percentage Of Earn Out Payment	20.00%										20.00%
Contingent Potential Cash Payment				1,000,000
Debt Financing Facility Agreement Amount					5,000,000	15,000,000
Long Term Debt Repayment Percentage							0.834%	1.75%
Line of Credit Facility, Maximum Borrowing Capacity									15,000,000
Line Of Credit Facility Initial Loan									5,000,000
Line Of Credit Facility Additional Loan									5,000,000
Business Combination Commitment Percentage				100.00%
Debt Repayment Term							Dec. 31, 2024	Dec. 31, 2024
Line of Credit Facility, Interest Rate During Period									12.50%	12.50%
Costs and Expenses, Related Party		$ 3,013,000	$ 0							$ 112,500